Exploration and evaluation ("E&E") expenditures	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Expenditures Disclosure [Abstract]
Exploration and evaluation ("E&E") expenditures [Text Block]

15. Exploration and evaluation ("E&E") expenditures

The following is a summary of E&E expenses incurred by the Company during the years ended December 31, 2023 and 2022. E&E expenses incurred relate to work performed on the Company's wholly owned Asumura and Mali properties.

	Year ended December 31,
	2023	2022
	$	$
Contractors and consulting	(251)	(326)
Drilling and assays	(1,492)	(603)
Field supplies and camp costs	(31)	(109)
Crop compensation, community and permitting	(224)	(368)
Other	(11)	(5)
Total E&E expenditures	(2,009)	(1,411)